HCIM Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

February 24, 2015

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	HCIM Trust (the “Trust”)
File Nos.: 333-190020 and 811-22871

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the Hatteras Disciplined Opportunity Fund (the “Fund”) is Post-Effective Amendment No. 4 and Amendment No. 5 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed for the purpose of updating the disclosure about the Fund’s investment advisor, Hatteras Funds, LLC (the “Advisor”), which acquired substantially all of the assets and assumed certain liabilities of the Funds’ prior investment advisor, Hatteras Capital Investment Management, LLC, on June 30, 2014 (the “Transaction”). The Advisor is a wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of RCS Capital Corporation, a publicly traded Delaware holding company. Notice of the change in the Fund’s investment advisor was previously communicated to shareholders in a supplement dated July 3, 2014 to the Fund’s summary prospectus, statutory prospectus, and statement of additional information.

Please note that the Commission staff last provided a full review of the Trust’s registration statement relating to the Fund, on which the Amendment is based, in conjunction with the Trust’s filing of Pre-Effective Amendment No. 1 on October 18, 2013. The Pre-Effective Amendment incorporated the Trust’s responses to the staff’s written comments based on the Trust’s initial registration statement, which was filed on July 18, 2013. The Trust filed correspondence in response to such comments on September 26, 2014.

Therefore, pursuant to Investment Company Act Release No. IC-13768, the Trust requests that the Amendment be afforded selective review limited to only (i) the “Management” section of the Fund’s “Summary Section” and (ii) the “Investment Advisor” section in the Prospectus and the “Investment Advisor and Sub-Advisors—Investment Advisor and Advisory Agreement” section in the Statement of Additional Information. Please note that certain details in the registration statement have been left blank pending the completion of the Fund’s financial statements for the fiscal year ended December 31, 2014, which details will be completed in a subsequent amendment prior to the effectiveness of the Amendment. Absent the changes to the above-referenced sections of the registration statement, the Trust believes that the Amendment would qualify for immediate effectiveness pursuant to Rule 485(b) under the 1933 Act.

If you have any questions regarding the enclosed, please do not hesitate to contact Michael D. Barolsky at U.S. Bancorp Fund Services, LLC, the Fund’s administrator, at (414) 765-5586 or michael.barolsky@usbank.com.

Very truly yours,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for HCIM Trust